Leases - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	¥ 6,484	¥ 17,928	¥ 40,173
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 31,832	¥ 45,887	¥ 51,621